UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

The Money Market Portfolios

Statement of Investments, September 30, 2016 (unaudited)

The U.S. Government Money Market Portfolio	Principal Amount	Value
Investments 102.7%
U.S. Government and Agency Securities 81.9%
[a] FFCB,
10/04/16	$10,000,000	$9,999,783
10/06/16	75,000,000	74,997,396
10/07/16	25,000,000	24,998,958
10/11/16	50,000,000	49,996,528
10/12/16	60,000,000	59,995,417
10/14/16	60,000,000	59,994,800
10/17/16	100,000,000	99,989,333
10/18/16	45,000,000	44,994,900
10/19/16	80,000,000	79,990,400
10/20/16	80,000,000	79,989,444
10/24/16	25,000,000	24,996,167
10/26/16	100,000,000	99,984,028
[a] FHLB,
10/05/16	496,002,000	495,983,308
10/07/16	400,000,000	399,976,583
10/12/16	550,000,000	549,946,192
10/13/16	250,000,000	249,962,083
10/14/16	327,000,000	326,961,412
10/19/16	137,305,000	137,288,180
10/21/16	400,000,000	399,933,333
10/26/16	280,000,000	279,941,667
10/28/16	200,000,000	199,955,150
11/02/16	287,000,000	286,921,920
11/04/16	400,000,000	399,886,667
11/08/16	80,700,000	80,674,445
11/09/16	200,000,000	199,930,233
2/15/17	100,000,000	99,818,094
[a] FHLMC,
10/03/16	500,000,000	499,994,444
10/06/16	12,100,000	12,099,546
10/11/16	410,296,000	410,268,430
10/19/16	100,000,000	99,985,750
10/21/16	225,000,000	224,970,306
11/09/16	139,454,000	139,413,210
11/17/16	150,600,000	150,552,812
11/28/16	126,545,000	126,498,350
12/07/16	25,000,000	24,984,413
12/14/16	18,750,000	18,736,896
12/16/16	50,000,000	49,968,333
12/23/16	131,667,000	131,591,205
[a] FNMA,
10/03/16	800,000,000	799,992,889
10/04/16	700,000,000	699,996,111
10/05/16	108,333,000	108,330,005
10/19/16	6,650,000	6,649,102
10/26/16	25,000,000	24,995,660
[a] U.S. Treasury Bill,
10/06/16	750,000,000	749,964,167
10/13/16	350,000,000	349,967,929
10/20/16	602,300,000	602,191,908
10/27/16	500,000,000	499,867,111
11/03/16	500,000,000	499,844,167
11/10/16	333,010,000	332,894,396
11/17/16	300,000,000	299,882,500
11/25/16	58,260,000	58,217,276
12/01/16	300,000,000	299,829,708
12/08/16	400,000,000	399,728,944
12/15/16	300,000,000	299,765,625
12/22/16	100,000,000	99,908,889
12/29/16	150,000,000	149,883,867

Quarterly Statement of Investments | See Notes to Statement of Investments.

The Money Market Portfolios

Statement of Investments, September 30, 2016 (unaudited) (continued)
1/05/17	250,000,000	249,773,333
1/19/17	300,000,000	299,605,833
1/26/17	200,000,000	199,723,750
2/02/17	250,000,000	249,572,889
2/09/17	9,535,000	9,519,733
2/16/17	200,000,000	199,658,833
3/02/17	110,830,000	110,558,518
3/09/17	80,050,000	79,883,830
3/16/17	150,000,000	149,626,500
3/30/17	100,000,000	99,790,000
4/27/17	200,000,000	199,300,889
U.S. Treasury Note, 0.375%, 10/31/16	250,000,000	249,994,227
Total U.S. Government and Agency Securities (Cost $15,085,088,705)		15,085,088,705
[b] Repurchase Agreements 20.8%
Barclays Capital Inc., 0.45%, 10/03/16 (Maturity Value $50,001,875)
Collateralized by U.S. Treasury Note, 1.625%, 6/30/20 (valued at $51,271,223)	50,000,000	50,000,000
Deutsche Bank Securities Inc., 0.48%, 10/03/16 (Maturity Value $14,000,560)
Collateralized by [a]U.S. Treasury Bill, 10/27/16; U.S. Treasury Note, 0.625% - 1.50%,
6/30/18 - 3/31/19; and U.S. Treasury Bond, 8.75%, 5/15/20 (valued at $14,280,031)	14,000,000	14,000,000
Federal Reserve Bank, 0.25%, 10/03/16 (Maturity Value $3,350,069,792)
Collateralized by U.S. Treasury Note, 1.625% - 3.625%, 2/15/20 - 5/31/23; and U.S.
Treasury Bond, 6.00%, 2/15/26 (valued at $3,350,069,850)	3,350,000,000	3,350,000,000
Goldman Sachs & Co., 0.47%, 10/03/16 (Maturity Value $125,002,604)
Collateralized by U.S.Treasury Note, 3.125%, 4/30/17 (valued at $127,581,805)	125,000,000	125,000,000
HSBC Securities Inc., 0.47%, 10/03/16 (Maturity Value $225,008,813)
Collateralized by U.S. Government Agency Securities, 0.00% - 4.875%, 1/04/17 –
9/20/18 (valued at $229,502,764)	225,000,000	225,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.45%, 10/03/16 (Maturity Value
$75,002,813)
Collateralized by U.S. Treasury Note, 1.125%, 2/28/21 (valued at $76,506,396)	75,000,000	75,000,000
Total Repurchase Agreements (Cost $3,839,000,000)		3,839,000,000
Total Investments (Cost $18,924,088,705) 102.7%		18,924,088,705

Other Assets, less Liabilities (2.7)%		(499,847,260)
Net Assets 100.0%		$18,424,241,445

a The security was issued on a discount basis with no stated coupon rate.
b At September 30, 2016, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At September 30, 2016, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio invests at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. The Portfolio has implemented the various amendments as they became effective at various dates through October 2016.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statement of Investments.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2016